Intangible Assets and Goodwill (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about intangible assets [abstract]
Summary of Detailed Information About Intangible Assets

Details and movement of items composing intangible assets are as follows:

(In thousand Euros)	Software	Trademarks, industrial property and customer relationships	Development costs	Other	Total
Balance at December 31, 2023	8,251	19,390	66,408	—	94,049
Additions	1,373	4	14,099	—	15,476
Disposal	—	—	—	—	—
Transfers	1,478	(71)	(1,507)	—	(100)
Amortization for the period	(1,773)	(1,178)	(7,209)	—	(10,160)
Translation differences	42	51	—	—	93
Balance at June 30, 2024	9,371	18,196	71,791	—	99,358
Cost
At December 31, 2023	12,189	20,733	95,297	—	128,218
At June 30, 2024	15,082	20,717	107,889	—	143,688
Accumulated amortization
At December 31, 2023	(3,938)	(1,343)	(28,888)	—	(34,170)
At June 30, 2024	(5,711)	(2,521)	(36,097)	—	(44,329)

Summary of the Goodwill Breakdown by CGU

The Goodwill breakdown by CGU as of June 30, 2024, and December 31, 2023, is as follows:

(In thousand Euros)	June 30, 2024	December 31, 2023
Ares	4,424	4,424
Coil	3,199	3,101
Nordics	—	2,403
Electromaps / Software	3,457	3,457
Total	11,080	13,385